Related Party Balances and Transactions (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related parties	$ 1,847,421	$ 2,019,087
Mr. Hengwei Chen and his affiliates
Related Party Transaction [Line Items]
Due to related parties	902,141	881,442
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman previous and CEO of the Company until December 6, 2019
Related Party Transaction [Line Items]
Due to related parties	806,556	1,058,188
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates
Related Party Transaction [Line Items]
Due to related parties	$ 138,724	$ 79,457